Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of associates [abstract]
Carrying amount of interests in associates	$ 2,022	$ 2,070
Share of profit (loss) of equity-accounted investees	(23)	10	$ 34
Company's share of profit in joint venture	75	0	0
Company's share of other comprehensive income in associates	0	0	0
Company's share of other comprehensive income in joint venture	0	0	0
Company's share of total comprehensive income (loss)	$ 52	$ 10	$ 34